16. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Labor
Disclosure of fair value measurement of liabilities [line items]
Provision for laswuit	R$ 451,173	R$ 485,422
Civil
Disclosure of fair value measurement of liabilities [line items]
Provision for laswuit	148,212	137,857
Environmental
Disclosure of fair value measurement of liabilities [line items]
Provision for laswuit	R$ 37,733	R$ 7,716